Related party (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]
At December 31, 2025:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Juan del Pino Fdez-Fontecha	Services rendered	111	6	47
Ignacio del Pino Fdez-Fontecha	Services rendered	111	6	48
Rafael del Pino Fdez-Fontecha	Services rendered	112	6	35
EDP	Services received	(1,444)	—	35
EDP	Services rendered	11,305	536	1,431
Marsh McLennan group	Services received	(3,878)	—	12
Holcim group	Services received	(4,144)	—	—
Banco Sabadell, S.A.	Financing agreements	(116,296)	—	(116,296)
Banco Sabadell, S.A.	Bank and other guarantees	(50,251)	—	(50,251)
Banco Sabadell, S.A.	Financial income	592	592	—
Banco Sabadell, S.A.	Financial expenses	(65)	(65)	(65)
Banco Sabadell, S.A.	Settlement of derivatives	435	435	435
KBC Bank	Bank and other guarantees received	(2)	—	(2)
At December 31, 2024:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Juan del Pino Fdez-Fontecha	Services rendered	554	97	188
Ignacio del Pino Fdez-Fontecha	Services rendered	554	97	29
Rafael del Pino Fdez-Fontecha	Services rendered	554	97	99
EDP	Services received	(31)	—	(11)
EDP	Services rendered	8,392	660	1,348
Cummins	Services received	(15)	—	—
Cummins	Services rendered	1,483	1,593	—
Marsh McLennan	Services received	(2,251)	—	9
Holcim group	Services received	(10,498)	—	(1,178)
Bankinter, S.A.	Financing agreements	(14,286)	—	(14,286)
Bankinter, S.A.	Bank and other guarantees received	(40,909)	—	(40,909)
Bankinter, S.A.	Financial income	294	294	—
Bankinter, S.A.	Financial expenses	(135)	(135)	(135)
Banco Sabadell, S.A.	Financing agreements	(117,929)	—	(117,929)
Banco Sabadell, S.A.	Bank and other guarantees received	(47,404)	—	(47,404)
Banco Sabadell, S.A.	Financial income	4,802	4,802	—
Banco Sabadell, S.A.	Financial expenses	(157)	(155)	(155)
Banco Sabadell, S.A.	Settlement of derivatives	435	435	435
KBC Bank	Financing agreements	—	—	—
KBC Bank	Financial expenses	—	—	—
KBC Bank	Settlement of derivatives	—	—	—
Applus Group	Services received	(162)	—	(60)
At December 31, 2023:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Marsh McLennan Group	Services received	(2,051)	—	(51)
Holcim Group	Services received	(7,478)	(7)	(2,094)
Juan del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Ignacio del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Rafael del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Cummins Group	Services rendered	28,012	(666)	833
Bankinter, S.A.	Financing agreements	(27,390)	—	(27,390)
Bankinter, S.A.	Bank and other guarantees received	(55,279)	—	(55,279)
Bankinter, S.A.	Financial income	602	602	—
Bankinter, S.A.	Financial expenses	—	—	—
Sabadell, S.A.	Financing agreements	(31,011)	—	(31,011)
Sabadell, S.A.	Bank and other guarantees received	(48,055)	—	(48,055)
Sabadell, S.A.	Financial income	410	410	—
Sabadell, S.A.	Financial expenses	(1,536)	(1,411)	—
Sabadell, S.A.	Derivatives settlement	6	6	—
Bank of America	Financing agreements	(191,028)	—	(191,028)
Bank of America	Financial expenses	(8,302)	(8,250)	—

(Million euro)	2025	2024	2023
Services received	(2)	(1)	(3)
Services provided	62	138	111
Net financial expenses/Income	21	42	28
Payables to related parties	50	29	23
Receivables from related parties	29	26	38
Net receivables / (payables) due to financial transactions	139	293	256

Disclosure of transactions between Ferrovial SE and its key management personnel [Text Block]
At December 31, 2025:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Banco Sabadell, S.A.	Bank and other guarantees received	(20,273)	—	(20,273)
Banco Sabadell, S.A.	Financial expenses	(47)	(47)	(47)
At December 31, 2024:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financial expenses	(65)	(65)	(65)
Banco Sabadell, S.A.	Bank and other guarantees received	(20,126)	—	(20,126)
	Financial expenses	(158)	(158)	(158)
At December 31, 2023:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financial expenses	(1,268)	—	—
Banco Sabadell, S.A.	Bank and other guarantees received	(20,110)	—	(20,110)
Banco Sabadell, S.A.	Financial expenses	(1,270)	(1,270)	—
Bank of America	Financing agreements	(112,000)	—	(112,000)
Bank of America	Bank and other guarantees received	(8,127)	—	(8,127)
Bank of America	Financial expenses	(46)	—	—
Bank of America	Settlement of derivatives	1,415	1,415	—
KBC Bank	Financing agreements	(1,660)	—	(1,660)
KBC Bank	Bank and other guarantees received	(43,000)	—	(43,000)